UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Value Holdings, L.P.
                 ----------------------------------
   Address:      366 Broadway
                 ----------------------------------
                 5th Fl.
                 ----------------------------------
                 New York, NY 10013
                 ----------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy Curro
         -------------------------------
Title:   Managing Member of G.P.
         -------------------------------
Phone:   631 728-1078
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Timothy Curro                     New York, NY        2/12/12
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

SEC13F.LNS             VALUE HOLDINGS, L.P.

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 12/31/12
                              RUN DATE: 12/31/12

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   26
                                        --------------------

Form 13F Information Table Value Total:           $104,861
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

         FORM 13F INFORMATION TABLE

 COLUMN 1                                   COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5           COLUMN 6      COLUMN 7   COLUMN 8
 ------------------------------             ----------  ---------   --------- -----------------    ----------    --------   -------
                                            TITLE OF                VALUE      SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VOTING
 NAME OF ISSUER                             CLASS       CUSIP       (x$1000)   PRN AMT   PRN CALL  DISCRETION    MANAGERS   SOLE
 ------------------------------             ----------  ---------   --------- -----------------    ----------    --------   -------
 AMERICAN RAILCAR INDUSTRIES                COM         02916P103         282     8,900                 SOLE          0        8,900
 APPLIED INDUSTRIAL TECH INC                COM         03820C105       4,057    96,570                 SOLE          0       96,570
 C&J ENERGY SERVICES INC                    COM         12467B304         433    20,176                 SOLE          0       20,176
 CIMAREX ENERGY                             COM         171798101       2,840    49,200                 SOLE          0       49,200
 COHERENT INC                               COM         192479103       4,895    96,673                 SOLE          0       96,673
 CSG SYS INTL INC                           COM         126349109       4,552   250,390                 SOLE          0      250,390
 CUBIC CORP                                 COM         229669106       3,725    77,651                 SOLE          0       77,651
 EMCOR GROUP INC                            COM         29084Q100       5,368   155,100                 SOLE          0      155,100
 FEI COMPANY                                COM         30241L109         544     9,800                 SOLE          0        9,800
 GARDNER DENVER INC                         COM         365558105       3,446    50,300                 SOLE          0       50,300
 GLOBAL PAYMENTS INC                        COM         37940X102      10,470   231,126                 SOLE          0      231,126
 INSPERITY INC                              COM         45778Q107       4,270   131,146                 SOLE          0      131,146
 KAYDON CORP                                COM         486587108       3,546   148,191                 SOLE          0      148,191
 LITTELFUSE INC                             COM         537008104       1,265    20,500                 SOLE          0       20,500
 MKS INSTRUMENTS INC                        COM         55306N104       6,008   233,050                 SOLE          0      233,050
 MSC INDUSTRIAL DIRECT CO-A                 COM         553530106       5,751    76,296                 SOLE          0       76,296
 RBC BEARINGS                               COM         75524B104       1,447    28,900                 SOLE          0       28,900
 ROBBINS & MYERS INC                        COM         770196103       3,484    58,600                 SOLE          0       58,600
 ROLLINS INC                                COM         775711104       5,735   260,212                 SOLE          0      260,212
 ROSETTA RESOURCES INC                      COM         777779307         793    17,500                 SOLE          0       17,500
 THOR INDUSTRIES                            COM         885160101       4,573   122,180                 SOLE          0      122,180
 TOTAL SYSTEM SERVICES INC                  COM         891906109       7,534   351,706                 SOLE          0      351,706
 TETRA TECH INC                             COM         88162G103       3,084   116,500                 SOLE          0      116,500
 WD-40 COMPANY                              COM         929236107       1,879    39,893                 SOLE          0       39,893
 WABTEC CORP                                COM         929740108      11,822   135,050                 SOLE          0      135,050
 ZEBRA TECHNOLOGIES CORP-CL A               COM         989207105       3,058    77,786                 SOLE          0       77,786
